Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (loss) Income Per Share of Ordinary Shares - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares [Member]
Numerator:
Allocation of net income	$ 8,293,646	$ 3,739,576
Denominator:
Basic and diluted weighted average ordinary shares outstanding	32,369,251	25,579,130
Basic and diluted net income per ordinary share	$ 0.26	$ 0.15
Class A non-redeemable and Class B [Member]
Numerator:
Allocation of net income	$ 2,337,318	$ 1,280,996
Denominator:
Basic and diluted weighted average ordinary shares outstanding	9,122,313	8,762,157
Basic and diluted net income per ordinary share	$ 0.26	$ 0.15